Shareholders’ deficit (Tables)	3 Months Ended	10 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Shareholders’ Equity (deficit) [Abstract]
Schedule of share consolidation
	Series A Preferred Shares(1)		Common Shares(1)		Common Shares Held In Treasury(2)
	Authorized	Issued	Authorized	Issued
Balance – December 31, 2021	680,196	680,196	390,000	361,528	57,756
Share-based payment under the equity incentive plan ESPP	—	—	—	—	(35,000)
Balance – March 31, 2022	680,196	680,196	390,000	361,528	22,756

	Series A Preferred Shares(1)		Common Shares(1)		Common Shares Held In Treasury(2)
	Authorized	Issued	Authorized	Issued
At incorporation March 10, 2021	—	—	1,060,000	1,000,000	—
Conversion of transferred Common Shares into Series A Preferred Shares	670,000	670,000	(670,000)	(670,000)	—
Preferred Shares purchased by a director following appointment as chairman of the Board	10,196	10,196	—	—	—
Share-based payment under the equity incentive plan (ESPP)	—	—	—	31,528	—
Repurchase of 57,756 Common Shares following the resignation of a co-founder	—	—	—	—	(57,756)
At December 31, 2021	680,196	680,196	390,000	361,528	(57,756)